Schedule of Variable Interest Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 28, 2022		Dec. 31, 2021	Nov. 30, 2021
Real estate
Land	$ 38,741			$ 22,116	$ 3,159	[1]
Building and improvements	17,843			16,256	10,226	[1]
Intangible assets	9,495	424		9,672	6,731	[1]
Total Real estate	199,977	5,057		124,926	31,969	[1]
Accumulated depreciation and amortization	(1,719)			(629)		[1]
Real estate, net	198,258	5,057		124,297	31,969	[1]
Cash and cash equivalents	143,467	87		192,131	2,165
Other assets	12,270	2,105	[2]	1,241	519	[3]
Total assets	353,995			341,426
Liabilities
Debt, net				10,790	$ 10,787	[1]
Due to affiliates	5,803			1,544
Lease liabilities	7,126			2,000
Accounts payable	1,686			1,352
Total liabilities	21,343			17,551
Variable Interest Entity [Member]
Real estate
Land	24,967			5,127
Building and improvements	11,297			10,226
Intangible assets	6,725			6,731
Real estate under construction	133,773			76,332
Total Real estate	176,762			98,416
Accumulated depreciation and amortization	(672)			(35)
Real estate, net	176,090			98,381
Cash and cash equivalents	124,159			188,608
Other assets	11,773			503
Total assets	312,022			287,492
Liabilities
Debt, net				10,790
Due to affiliates	4,399			305
Lease liabilities	5,350
Accounts payable	1,679			1,118
Accrued expenses and other liabilities	6,064			822
Total liabilities	$ 17,492			$ 13,035

[1]	Represents non-cash investing activity during the year ended December 31, 2021.
[2]	Includes restricted cash of $1.4 million.
[3]	Includes restricted cash of $0.3 million. The remaining $0.2 million represents non-cash investing activity during the year ended December 31, 2021.